INCOME TAX - Deferred taxes by type of temporary difference - Tabular disclosure (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	$ (3,988,263)	$ (4,265,728)	$ (3,211,452)
Discontinued operations	(100,592)	7,330	7,081
Credited (charged) to profit or loss	(369,341)	70,800	(293,317)
Credited (charged) to OCI	(169,086)	224,843	(814,574)
Foreign exchange adjustments	35,254	(25,508)	46,534
Deferred tax (liabilities) assets at the end of the period	(4,592,028)	(3,988,263)	(4,265,728)
Deferred tax assets [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	7,527,728	6,642,821	7,669,219
Discontinued operations	(192,544)	6,631	(13,254)
Credited (charged) to profit or loss	382,993	649,327	(151,597)
Credited (charged) to OCI	(106,914)	258,025	(859,793)
Foreign exchange adjustments	(45,217)	(29,076)	(1,754)
Deferred tax (liabilities) assets at the end of the period	7,566,046	7,527,728	6,642,821
Deferred tax assets [member] | Debt securities at fair value [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	377,090	271,644	857,505
Discontinued operations	(108)	(925)	(2,035)
Credited (charged) to profit or loss	182,547	84,822	(62,804)
Credited (charged) to OCI	146,499	13,297	(520,770)
Foreign exchange adjustments	(22)	8,252	(252)
Deferred tax (liabilities) assets at the end of the period	706,006	377,090	271,644
Deferred tax assets [member] | Equity securities [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	1,882	1,410	165
Credited (charged) to profit or loss	(78)	437	1,245
Credited (charged) to OCI	(789)	35
Deferred tax (liabilities) assets at the end of the period	1,015	1,882	1,410
Deferred tax assets [member] | Derivative instruments [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	665,556	1,139,921	452,394
Credited (charged) to profit or loss	141,061	(510,077)	674,733
Credited (charged) to OCI	(19,454)	33,956	9,793
Foreign exchange adjustments		1,756	3,001
Deferred tax (liabilities) assets at the end of the period	787,163	665,556	1,139,921
Deferred tax assets [member] | Allowance of investments securities [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period			1,468
Credited (charged) to profit or loss			(1,468)
Deferred tax assets [member] | Accounts receivables [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	36,913	90,066	258,765
Credited (charged) to profit or loss	(31,343)	(53,153)	(168,647)
Foreign exchange adjustments			(52)
Deferred tax (liabilities) assets at the end of the period	5,570	36,913	90,066
Deferred tax assets [member] | Allowance for accounts receivable [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	19,703	9,847	80,839
Discontinued operations		10,002
Credited (charged) to profit or loss	2,943	(313)	(71,334)
Foreign exchange adjustments	(201)	167	342
Deferred tax (liabilities) assets at the end of the period	22,445	19,703	9,847
Deferred tax assets [member] | Loans and receivables [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	117,587	4,570	905
Credited (charged) to profit or loss	(117,617)	113,017	3,674
Foreign exchange adjustments			(9)
Deferred tax (liabilities) assets at the end of the period	(30)	117,587	4,570
Deferred tax assets [member] | Allowance for impairment on loans and receivables [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	255,704	219,275	292,841
Discontinued operations	(173,938)		(6,104)
Credited (charged) to profit or loss	(1,120)	11,173	(26,999)
Foreign exchange adjustments	(18,403)	25,256	(40,463)
Deferred tax (liabilities) assets at the end of the period	62,243	255,704	219,275
Deferred tax assets [member] | Allowance for foreclosed assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	4,763	4,480	8,750
Discontinued operations	(3,983)	(501)	(2,848)
Credited (charged) to profit or loss	(105)	1,060	(368)
Foreign exchange adjustments	(620)	(276)	(1,054)
Deferred tax (liabilities) assets at the end of the period	55	4,763	4,480
Deferred tax assets [member] | Property, plant and equipment [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	529,257	470,487	349,485
Credited (charged) to profit or loss	(20,327)	57,088	121,098
Foreign exchange adjustments	(14)	1,682	(96)
Deferred tax (liabilities) assets at the end of the period	508,916	529,257	470,487
Deferred tax assets [member] | Depreciation of property, plant and equipment [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	31,443	23,510	18,018
Credited (charged) to profit or loss	9,611	7,920	(39,387)
Foreign exchange adjustments	305	13	44,879
Deferred tax (liabilities) assets at the end of the period	41,359	31,443	23,510
Deferred tax assets [member] | Other intangible assets [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	301,911	299,433	237,436
Credited (charged) to profit or loss	(168,911)	3,927	61,968
Foreign exchange adjustments		(1,449)	29
Deferred tax (liabilities) assets at the end of the period	133,000	301,911	299,433
Deferred tax assets [member] | Investment property [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period			31,061
Credited (charged) to profit or loss			(31,061)
Deferred tax assets [member] | Tax losses carry forward [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	1,241,058	1,055,380	272,020
Discontinued operations	(6,014)	(3,992)	(763)
Credited (charged) to profit or loss	399,716	190,656	779,074
Foreign exchange adjustments	(2,187)	(986)	5,049
Deferred tax (liabilities) assets at the end of the period	1,632,573	1,241,058	1,055,380
Deferred tax assets [member] | Surplus of presumptive income [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	618	2,306	18,350
Credited (charged) to profit or loss	(604)	(1,688)	(16,044)
Deferred tax (liabilities) assets at the end of the period	14	618	2,306
Deferred tax assets [member] | Provisions [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	335,854	335,594	326,889
Credited (charged) to profit or loss	73,930	260	23,237
Foreign exchange adjustments			(14,532)
Deferred tax (liabilities) assets at the end of the period	409,784	335,854	335,594
Deferred tax assets [member] | Employee benefits, liability [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	73,444	61,705	73,732
Discontinued operations	(1,427)	2,608	745
Credited (charged) to profit or loss	622	(1,560)	(25,998)
Credited (charged) to OCI	(2,712)	2,184	13,963
Foreign exchange adjustments	969	8,507	(737)
Deferred tax (liabilities) assets at the end of the period	70,896	73,444	61,705
Deferred tax assets [member] | Intangible Assets In Concession Arrangements [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	1,528,690	1,242,841	1,585,925
Credited (charged) to profit or loss	156,671	285,849	(333,025)
Foreign exchange adjustments			(10,059)
Deferred tax (liabilities) assets at the end of the period	1,685,361	1,528,690	1,242,841
Deferred tax assets [member] | Biological assets [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	58	150	167
Credited (charged) to profit or loss	287	(92)	(17)
Deferred tax (liabilities) assets at the end of the period	345	58	150
Deferred tax assets [member] | Lease agreement [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	684,588	619,451	619,032
Discontinued operations	(7,074)	(561)	(2,249)
Credited (charged) to profit or loss	103,327	138,040	18,293
Foreign exchange adjustments	(26,172)	(72,342)	(15,625)
Deferred tax (liabilities) assets at the end of the period	754,669	684,588	619,451
Deferred tax assets [member] | Foreign currency bonds [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	905,283	527,394	1,421,540
Credited (charged) to profit or loss	(205,341)	194,964	(620,538)
Credited (charged) to OCI	(218,483)	182,925	(273,608)
Deferred tax (liabilities) assets at the end of the period	481,459	905,283	527,394
Deferred tax assets [member] | Foreign Currency Financial Liabilities [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	48,253		365,565
Credited (charged) to profit or loss	20,956	22,851	(365,565)
Credited (charged) to OCI	(35,354)	25,402
Deferred tax (liabilities) assets at the end of the period	33,855	48,253
Deferred tax assets [member] | Other [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	368,073	263,357	396,367
Credited (charged) to profit or loss	(163,232)	104,146	(71,664)
Credited (charged) to OCI	23,379	226	(89,171)
Foreign exchange adjustments	1,128	344	27,825
Deferred tax (liabilities) assets at the end of the period	229,348	368,073	263,357
Deferred tax liabilities [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(11,515,991)	(10,908,549)	(10,880,671)
Discontinued operations	91,952	699	20,335
Credited (charged) to profit or loss	(752,334)	(578,527)	(141,720)
Credited (charged) to OCI	(62,172)	(33,182)	45,219
Foreign exchange adjustments	80,471	3,568	48,288
Deferred tax (liabilities) assets at the end of the period	(12,158,074)	(11,515,991)	(10,908,549)
Deferred tax liabilities [member] | Debt securities at fair value [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(10,626)	(14,510)	(3,568)
Discontinued operations		10	13
Credited (charged) to profit or loss	(278)	3,301	(5,686)
Credited (charged) to OCI	278	4,016	(5,346)
Foreign exchange adjustments		(3,443)	77
Deferred tax (liabilities) assets at the end of the period	(10,626)	(10,626)	(14,510)
Deferred tax liabilities [member] | Equity securities [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(202,009)	(202,181)	(172,559)
Discontinued operations			5,024
Credited (charged) to profit or loss	24,724	(1,464)	(38,013)
Credited (charged) to OCI	(10,862)	6,176	3,542
Foreign exchange adjustments	(237)	(4,540)	(175)
Deferred tax (liabilities) assets at the end of the period	(188,384)	(202,009)	(202,181)
Deferred tax liabilities [member] | Derivative instruments [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(661,253)	(655,317)	(663,726)
Credited (charged) to profit or loss	73,349	19,262	8,847
Credited (charged) to OCI	(72,503)	(23,441)
Foreign exchange adjustments		(1,757)	(438)
Deferred tax (liabilities) assets at the end of the period	(660,407)	(661,253)	(655,317)
Deferred tax liabilities [member] | Allowance of investments securities [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(488)	(422)	(2,577)
Credited (charged) to profit or loss	(37)	(66)	2,155
Deferred tax (liabilities) assets at the end of the period	(525)	(488)	(422)
Deferred tax liabilities [member] | Accounts receivables [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(33,485)	(32,329)	(257,754)
Credited (charged) to profit or loss	24,199	(1,156)	225,450
Foreign exchange adjustments			(25)
Deferred tax (liabilities) assets at the end of the period	(9,286)	(33,485)	(32,329)
Deferred tax liabilities [member] | Loans and receivables [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(36,417)	(24,833)	(37,469)
Credited (charged) to profit or loss	3,774	(11,584)	12,636
Deferred tax (liabilities) assets at the end of the period	(32,643)	(36,417)	(24,833)
Deferred tax liabilities [member] | Allowance for impairment on loans and receivables [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(640,405)	(656,156)	(700,024)
Discontinued operations	64,022
Credited (charged) to profit or loss	(243,029)	24,028	29,937
Foreign exchange adjustments	(1,860)	(8,277)	13,931
Deferred tax (liabilities) assets at the end of the period	(821,272)	(640,405)	(656,156)
Deferred tax liabilities [member] | Foreclosed assets [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(42,943)	(49,526)	(75,396)
Credited (charged) to profit or loss	4,290	6,583	25,870
Deferred tax (liabilities) assets at the end of the period	(38,653)	(42,943)	(49,526)
Deferred tax liabilities [member] | Property, plant and equipment [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(268,208)	(226,618)	(234,385)
Discontinued operations	5,568	300	35
Credited (charged) to profit or loss	(519,928)	(38,381)	4,933
Credited (charged) to OCI	(360)	75	1,051
Foreign exchange adjustments	127	(3,584)	1,748
Deferred tax (liabilities) assets at the end of the period	(782,801)	(268,208)	(226,618)
Deferred tax liabilities [member] | Depreciation of property, plant and equipment [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(574,541)	(489,096)	(462,695)
Credited (charged) to profit or loss	(139,243)	(88,955)	(27,481)
Foreign exchange adjustments	327	3,510	1,080
Deferred tax (liabilities) assets at the end of the period	(713,457)	(574,541)	(489,096)
Deferred tax liabilities [member] | Right-of-use [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(701,795)	(276,424)	(314,062)
Discontinued operations	7,627	1,247	3,370
Credited (charged) to profit or loss	(80,103)	(490,295)	32,143
Foreign exchange adjustments	38,926	63,677	2,125
Deferred tax (liabilities) assets at the end of the period	(735,345)	(701,795)	(276,424)
Deferred tax liabilities [member] | Investment property [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(58,307)	(46,134)	(97,608)
Discontinued operations	600	(149)	96
Credited (charged) to profit or loss	20,495	(5,169)	51,266
Credited (charged) to OCI	4,459	(6,774)
Foreign exchange adjustments	76	(81)	112
Deferred tax (liabilities) assets at the end of the period	(32,677)	(58,307)	(46,134)
Deferred tax liabilities [member] | Deferred charges and of intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(406,954)	(417,780)	(326,052)
Discontinued operations	11,969	1,092	11,966
Credited (charged) to profit or loss	106,188	16,357	(106,579)
Foreign exchange adjustments	1,843	(6,623)	2,885
Deferred tax (liabilities) assets at the end of the period	(286,954)	(406,954)	(417,780)
Deferred tax liabilities [member] | Provisions [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(3,522)	(3,660)	(3,474)
Discontinued operations	1,417	308	152
Credited (charged) to profit or loss	(790)	64	(771)
Foreign exchange adjustments	203	(234)	433
Deferred tax (liabilities) assets at the end of the period	(2,692)	(3,522)	(3,660)
Deferred tax liabilities [member] | Employee benefits, liability [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(1,070)	(447)	(24,321)
Discontinued operations	749	(2,109)	(321)
Credited (charged) to profit or loss	93	257	23,371
Credited (charged) to OCI	40	1,351	710
Foreign exchange adjustments	(10)	(122)	114
Deferred tax (liabilities) assets at the end of the period	(198)	(1,070)	(447)
Deferred tax liabilities [member] | Goodwill [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(326,661)	(326,661)	(326,661)
Deferred tax (liabilities) assets at the end of the period	(326,661)	(326,661)	(326,661)
Deferred tax liabilities [member] | Deferred income [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(1,616,436)	(1,308,952)	(1,027,577)
Credited (charged) to profit or loss	145,879	(307,484)	(281,375)
Deferred tax (liabilities) assets at the end of the period	(1,470,557)	(1,616,436)	(1,308,952)
Deferred tax liabilities [member] | Financial Assets In Concession Arrangement [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(214,739)	(204,636)	(197,679)
Credited (charged) to profit or loss	(162,866)	(10,103)	(6,957)
Deferred tax (liabilities) assets at the end of the period	(377,605)	(214,739)	(204,636)
Deferred tax liabilities [member] | Intangible Assets In Concession Arrangements [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(5,465,459)	(5,175,297)	(5,348,922)
Credited (charged) to profit or loss	75,357	(256,684)	140,818
Foreign exchange adjustments	45,532	(33,478)	32,807
Deferred tax (liabilities) assets at the end of the period	(5,344,570)	(5,465,459)	(5,175,297)
Deferred tax liabilities [member] | Biological assets [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(61,197)	(68,751)	(63,378)
Credited (charged) to profit or loss	(10,876)	7,554	(5,373)
Deferred tax (liabilities) assets at the end of the period	(72,073)	(61,197)	(68,751)
Deferred tax liabilities [member] | Lease agreement [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(5,873)	(381,618)	(346,541)
Credited (charged) to profit or loss	(2,227)	375,745	(35,077)
Deferred tax (liabilities) assets at the end of the period	(8,100)	(5,873)	(381,618)
Deferred tax liabilities [member] | Foreign Currency Financial Liabilities [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(34,034)	(267,090)
Credited (charged) to profit or loss	31,538	233,056	(312,319)
Credited (charged) to OCI			45,229
Deferred tax (liabilities) assets at the end of the period	(2,496)	(34,034)	(267,090)
Deferred tax liabilities [member] | Other [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(149,569)	(80,111)	(194,243)
Credited (charged) to profit or loss	(102,843)	(53,393)	120,485
Credited (charged) to OCI	16,776	(14,585)	33
Foreign exchange adjustments	(4,456)	(1,480)	(6,386)
Deferred tax (liabilities) assets at the end of the period	$ (240,092)	$ (149,569)	$ (80,111)